STOCK-BASED COMPENSATION (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional disclosures
Number of Company's shares required to settle interests held by subsidiaries' management	2,200,000	3,000,000
RSUs
Number of shares
Nonvested at the beginning of the period (in shares)	1,568,000
Granted (in shares)	126,000
Vested (in shares)	(1,060,000)
Forfeited (in shares)	(74,000)
Nonvested at the end of the period (in shares)	560,000
Weighted Average Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 24.78
Granted (in dollars per share)	$ 35.27
Vested (in dollars per share)	$ 22.79
Forfeited (in dollars per share)	$ 23.91
Nonvested at the end of the period (in dollars per share)	$ 31.06
PSUs
Number of shares
Nonvested at the beginning of the period (in shares)	3,898,000
Granted (in shares)	1,332,000
Forfeited (in shares)	(689,000)
Nonvested at the end of the period (in shares)	4,541,000
Weighted Average Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 21.52
Granted (in dollars per share)	$ 32.14
Forfeited (in dollars per share)	$ 22.95
Nonvested at the end of the period (in dollars per share)	$ 24.41
Restricted stock, RSUs and PSUs
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 32.41	$ 23.05	$ 19.95
Additional disclosures
Fair value of shares vested during period	$ 33.2	$ 23.6	$ 5.3